PREFERRED STOCK	12 Months Ended
Dec. 28, 2012
Equity [Abstract]
PREFERRED STOCK
PREFERRED STOCK

Prior to the Merger Date, as defined in Note 3. Transactions, the Company had the authority to issue 20,000,000 shares of preferred stock, par value $0.01 per share. As of December 30, 2011, there were no preferred shares issued or outstanding.

In connection with the Merger transaction, the authorization to issue the preferred stock of the Company was canceled.